Consolidated Statements of Changes in Equity - EUR (€) € in Millions		Total		Share Capital [Member]	Additional Paid-in Capital and Retained Earnings [Member]	Treasury Shares [Member]	Stock Options and Other Share-based Payment [Member]	Other Comprehensive Income [Member]	Attributable to Equity Holders of Sanofi [Member]	Attributable to Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2014		€ 56,268		€ 2,639	€ 52,553	€ (694)	€ 2,599	€ (977)	€ 56,120	€ 148
Other comprehensive income for the period		2,360			465			1,889	2,354	6
Net income for the period		4,388	[1],[2]		4,287				4,287	101
Comprehensive income for the period		6,748			4,752			1,889	6,641	107
Dividend paid out of 2014 (€2.85 per share), 2015 (€2.93 per share) and 2016 (€2.96 per share) earnings		(3,694)			(3,694)				(3,694)
Payment of dividends to non-controlling interests		(110)								(110)
Share repurchase program (a)	[3]	(1,781)				(1,781)			(1,781)
Reduction in share capital (a)	[3]			(52)	(2,124)	2,176
Share-based payment plans:
Exercise of stock options(a)	[3]	573		18	555				573
Issuance of restricted shares(a)	[3]			6	(6)
Proceeds from sale of treasury shares on exercise of stock options		1				1			1
Value of services obtained from employees		205					205		205
Tax effects of the exercise of stock options		10					10		10
Change in non-controlling interests without loss of control		(10)			(26)				(26)	16
Balance, end of period at Dec. 31, 2015		58,210		2,611	52,010	(298)	2,814	912	58,049	161
Other comprehensive income for the period		928			(127)			1,052	925	3
Net income for the period		4,800	[2]		4,709				4,709	91
Comprehensive income for the period		5,728			4,582			1,052	5,634	94
Dividend paid out of 2014 (€2.85 per share), 2015 (€2.93 per share) and 2016 (€2.96 per share) earnings		(3,759)			(3,759)				(3,759)
Payment of dividends to non-controlling interests		(110)								(110)
Share repurchase program (a)	[3]	(2,905)				(2,905)			(2,905)
Reduction in share capital (a)	[3]			(45)	(1,655)	1,700
Share-based payment plans:
Exercise of stock options(a)	[3]	219		7	212				219
Issuance of restricted shares(a)	[3]			7	(7)
Employee share ownership plan(a)	[3]	100		4	96				100
Value of services obtained from employees		227					227		227
Tax effects of the exercise of stock options		(9)					(9)		(9)
Change in non-controlling interests without loss of control		25			(2)				(2)	27
Change in non-controlling interests arising from divestment		(2)								(2)
Balance, end of period at Dec. 31, 2016		57,724		2,584	51,477	(1,503)	3,032	1,964	57,554	170
Other comprehensive income for the period		(2,681)			(117)			(2,549)	(2,666)	(15)
Net income for the period		8,555	[2]		8,434				8,434	121
Comprehensive income for the period		5,874			8,317			(2,549)	5,768	106
Dividend paid out of 2014 (€2.85 per share), 2015 (€2.93 per share) and 2016 (€2.96 per share) earnings		(3,710)			(3,710)				(3,710)
Payment of dividends to non-controlling interests		(99)								(99)
Share repurchase program (a)	[3]	(2,159)				(2,159)			(2,159)
Reduction in share capital (a)	[3]			(94)	(3,554)	3,648
Share-based payment plans:
Exercise of stock options(a)	[3]	223		8	215				223
Issuance of restricted shares(a)	[3]			7	(7)
Employee share ownership plan(a)	[3]	106		3	103				106
Value of services obtained from employees		263					263		263
Tax effects of the exercise of stock options		3					3		3
Other changes arising from issuance of restricted shares (b)	[4]	16			16				16
Change in non-controlling interests without loss of control		24			25				25	(1)
Change in non-controlling interests arising from divestment		(7)								(7)
Balance, end of period at Dec. 31, 2017		€ 58,258		€ 2,508	€ 52,882	€ (14)	€ 3,298	€ (585)	€ 58,089	€ 169

[1]	Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).
[2]	The results of the Animal Health business, and the gain on the divestment of that business, are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.
[3]	See Notes D.15.1., D.15.3., D.15.4. and D.15.5.
[4]	Issuance of restricted shares to former employees of the Animal Health business subsequent to the date of divestment.